Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan 18, 2012
Entity Registrant Name	USA Synthetic Fuel Corp
Entity Central Index Key	0001487920
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash	$ 720	$ 40
Property, Plant and Equipment
Lima Property	6,439,429	6,439,429
Impairment Reserve	(6,439,429)	(6,439,429)
Property, Plant and Equipment, Net	0	0
Other Assets
BOE Energy	1	1
Total Other Assets	1	1
Total Assets	721	41
Current Liabilities
Accounts Payable	394,825	116,991
Advances from Related Parties	321,381	226,103
Advances from stockholders	98,700
Accrued Expenses	18,345	53,345
Accrued Interest, Note		252,990
Payroll Liabilities	1,384,703	732,114
Note Payable		6,439,429
Total Current Liabilities	2,217,954	7,820,972
USA Stockholders' Equity (Deficit)
Preferred stock
Common stock, $0.0001 par value, 300,000,000 shares authorized; 76,138,859 and 75,000,000 shares issued and outstanding, respectively	7,613	7,500
Additional paid-in-capital	7,582,118	311,257
Deficit accumulated during the development stage	(9,806,965)	(8,139,689)
Total USA Stockholders' Equity (Deficit)	(2,217,234)	(7,820,932)
Non-Controlling interest	1	1
Total Equity (Deficit)	(2,217,233)	(7,820,931)
Total Liabilities and Equity (Deficit)	721	41
Series A Super Voting Preferred Stock [Member]
USA Stockholders' Equity (Deficit)
Preferred stock
Series B Preferred Stock [Member]
USA Stockholders' Equity (Deficit)
Preferred stock

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	9,925,153	9,925,153
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	76,138,859	75,000,000
Common stock, shares outstanding	76,138,859	75,000,000
Series A Super Voting Preferred Stock [Member]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2	2
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	74,845	74,845
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		22 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Operating Expenses
General and Administrative Expenses	$ 557,830	$ 293,462	$ 1,329,206	$ 1,158,927	$ 2,776,476
Impairment Expense				6,439,429	6,439,429
Net (loss) from Operation before Taxes	(557,830)	(293,462)	(1,329,206)	(7,598,356)	(9,215,905)
Interest Expense	(112,690)	(113,762)	(338,070)	(137,226)	(591,060)
Provision for Income Taxes
Net (loss)	$ (670,520)	$ (407,224)	$ (1,667,276)	$ (7,735,582)	$ (9,806,965)
Net Loss Per Common Share - Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.1)
Weighted Average Number of Common Shares Outstanding	75,583,110	75,000,000	75,569,430	75,000,000

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		22 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (1,667,276)	$ (7,735,582)	$ (9,806,965)
Adjustment to reconcile net loss to net cash used in operating activities:
Employee Stock Compensation		152,550	170,049
Stock issued for services	240,485		240,485
Expenses contributed by shareholder		145,000	148,608
Impairment Expense		6,439,429	6,439,429
Change in operating liabilities:
Accounts payable	277,834	169,083	394,825
Accrued Expenses	(35,000)	18,345	18,345
Payroll liabilities	652,589	525,162	1,384,703
Accrued Interest	338,070	137,226	591,060
Net Cash (used) in operating activities	(193,298)	(148,787)	(419,461)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock			100
Stock issued for debt and accrued interest	7,030,489		7,030,489
Accrued Interest	(591,060)		(591,060)
Note Payable	(6,439,429)		(6,439,429)
Advance from stockholders	98,700		98,700
Advance from related parties	95,278	148,735	321,381
Net cash provided by financing activities	193,978	148,735	420,181
Net increase (decrease) in cash	680	(52)	720
Cash at beginning of the period	40	100
Cash at end of period	720	48	720
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid
Income taxes paid
NON CASH INVESTING AND FINANCING ACTIVITIES
Lima Property	(6,439,429)	(6,439,429)	(6,439,429)
Note Payable	6,439,429	6,439,429	6,439,429
Other Asset		(1)	(1)
Non-Controlling Interest		1	1
Total of non cash investing and financing activities

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
NOTE 1 - BASIS OF PRESENTATION

The interim unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Regulation S-K as promulgated by the Securities and Exchange Commission.  Accordingly, these consolidated financial statements do not include all of the disclosures required by generally accepted accounting principles for complete financial statements.  These interim unaudited consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements for the period ended December 31, 2010.  In the opinion of management, the interim unaudited consolidated financial statements furnished herein include all adjustments, all of which are of a normal recurring nature, necessary for a fair statement of the results for the interim period presented.

The consolidated statements of operations and cash flows reflect the results of operations and the changes in cash flows of the Company for the nine-month period ended September 30, 2011.  Operating results for the nine-month period ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

GOING CONCERN	9 Months Ended
Sep. 30, 2011
GOING CONCERN [Abstract]
GOING CONCERN
NOTE 2 - GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis of accounting which contemplates continuity of operations, realization of assets, liabilities, and commitments in the normal course of business. As of September 30, 2011 and December 31, 2010, the Company has working capital deficits accumulated during the development stage and has incurred significant losses since inception. Further losses are anticipated in the development stage raising substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. The Company plans to acquire sufficient capital from its investors with which to pursue its business plan. There can be no assurance that the future operations will be significant and profitable, or that the Company will have sufficient resources to meet its objectives. There is no assurance that the Company will be successful in raising additional funds.